Additional disclosure requirements - Condensed Cash Flow Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
1. Cash flows from operating activities
Consolidated profit	€ 6,592	€ 5,809
Adjustments to profit	13,925	13,720
Net increase/decrease in operating assets	(82,440)	(45,762)
Net increase/decrease in operating liabilities	3,232	15,842
Reimbursements/payments of income tax	(1,481)	(1,504)
CASH FLOWS FROM OPERATING ACTIVITIES	(60,172)	(11,895)
2. Cash flows from investing activities
Investments (-)	(6,034)	(6,832)
Divestments (+)	3,733	4,334
CASH FLOWS FROM INVESTING ACTIVITIES	(2,301)	(2,498)
3. Cash flows from financing activities
Issuance of own equity instruments	0	0
Disposal of own equity instruments	471	467
Acquisition of own equity instruments	(2,159)	(1,723)
Dividends paid	(1,485)	(963)
CASH FLOWS FROM FINANCING ACTIVITIES	(4,173)	(2,358)
Effect of exchange rate changes on cash and cash equivalents	2,538	1,224
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(64,108)	(15,527)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	220,342	223,073
CASH AND CASH EQUIVALENTS AT END OF PERIOD	156,234	207,546
Banco Santander S.A. | Reportable legal entities
1. Cash flows from operating activities
Consolidated profit	5,402	3,654
Adjustments to profit	(2,740)	2,080
Net increase/decrease in operating assets	(45,848)	(10,186)
Net increase/decrease in operating liabilities	(11,864)	(14,608)
Reimbursements/payments of income tax	1,063	1,134
CASH FLOWS FROM OPERATING ACTIVITIES	(53,987)	(17,926)
2. Cash flows from investing activities
Investments (-)	(1,850)	(2,438)
Divestments (+)	4,285	4,099
CASH FLOWS FROM INVESTING ACTIVITIES	2,435	1,661
3. Cash flows from financing activities
Issuance of own equity instruments	0	0
Disposal of own equity instruments	302	336
Acquisition of own equity instruments	(2,032)	(1,622)
Issuance of debt securities	3,908	1,500
Redemption of debt securities	(2,994)	(438)
Dividends paid	(1,485)	(963)
Issuance/Redemption of equity instruments	0	0
Other collections/payments related to financing activities	(151)	(87)
CASH FLOWS FROM FINANCING ACTIVITIES	(2,452)	(1,274)
Effect of exchange rate changes on cash and cash equivalents	1,156	(429)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(52,848)	(17,968)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	125,020	130,083
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 72,172	€ 112,115